SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATES
	December 31, 2023	June 30, 2024
SGD to USD Year End/Period	0.7580	0.7379
SGD to USD Average Rate	0.7447	0.7425

SCHEDULE OF ESTIMATED USEFUL LIVES
Category	Estimated useful lives

Land use right	Over the lease term
Leasehold buildings	30 years
Plant and machinery	5 to 10 years
Equipment, furniture and fittings	1-5 years